STATEMENT OF INVESTMENTS
BNY Mellon Global Fixed Income Fund

March 31, 2022 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.0%
Australia - .1%
Australia, Sr. Unscd. Bonds, Ser. 150	AUD	3.00	3/21/2047	5,240,000		3,758,998
Austria - .7%
Austria, Sr. Unscd. Bonds	EUR	0.03	2/20/2031	13,400,000	[b]	13,712,784
Raiffeisen Bank International, Sr. Unscd. Notes	EUR	0.05	9/1/2027	300,000		303,723
Raiffeisen Bank International, Sub. Notes	EUR	2.88	6/18/2032	4,600,000		4,760,075
					18,776,582
Belgium - .4%
Belgium, Sr. Unscd. Bonds, Ser. 90	EUR	0.40	6/22/2040	11,600,000	[b]	10,882,614
Bermuda - .3%
Textainer Marine Containers VII, Ser. 2021-1A, Cl. A		1.68	2/20/2046	7,763,333	[b]	7,041,632
Canada - 3.4%
BMW Canada Auto Trust, Ser. 2021-1A, Cl. A3	CAD	0.76	12/20/2025	8,900,000	[b]	6,864,779
Canada, Bonds	CAD	1.00	9/1/2026	19,000,000		14,330,603
Canada, Bonds	CAD	1.50	6/1/2031	16,500,000		12,239,551
Canada, Bonds	CAD	2.00	12/1/2051	21,200,000		15,713,556
CNH Capital Canada Receivables Trust, Ser. 2021-1A, Cl. A2	CAD	1.00	11/16/2026	9,020,000	[b]	7,038,003
Ford Auto Securitization Trust, Ser. 2017-R5A, Cl. A3	CAD	2.38	3/15/2023	124,470	[b]	99,612
Ford Auto Securitization Trust, Ser. 2018-AA, Cl. A3	CAD	2.71	9/15/2023	1,825,674	[b]	1,462,948
Ford Auto Securitization Trust, Ser. 2018-BA, Cl. A3	CAD	2.84	1/15/2024	4,243,230	[b]	3,410,536
Ford Auto Securitization Trust, Ser. 2020-AA, Cl. A3	CAD	1.15	11/15/2025	7,825,000	[b]	6,036,645
GMF Canada Leasing Trust, Ser. 2020-1A, Cl. A3	CAD	1.05	11/20/2025	6,325,000	[b]	5,046,947
GMF Canada Leasing Trust, Ser. 2021-1A, Cl. A3	CAD	0.87	5/20/2026	9,345,000	[b]	7,343,242
MBarc Credit Canada, Ser. 2021-AA, Cl. A3	CAD	0.93	2/17/2026	7,200,000	[b]	5,604,729
					85,191,151
Cayman Islands - 5.0%
Bain Capital Credit CLO, Ser. 2020-3A, Cl. A1R, 3 Month LIBOR +1.16%		1.42	10/23/2034	8,155,000	[b,c]	8,104,896
Bain Capital Credit CLO, Ser. 2020-5A, Cl. A1, 3 Month LIBOR +1.22%		1.47	1/20/2032	3,275,000	[b,c]	3,255,704

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.0% (continued)
Cayman Islands - 5.0% (continued)
Buckhorn Park CLO, Ser. 2019-1A, Cl. B1R, 3 Month LIBOR +1.65%		1.89	7/18/2034	7,550,000	[b,c]	7,519,528
Carlyle US CLO, Ser. 2017-1A, Cl. A2R, 3 Month LIBOR +1.60%		1.85	4/20/2031	7,850,000	[b,c]	7,749,795
Cent 21 CLO, Ser. 2014-21A, Cl. A1R3, 3 Month LIBOR +.97%		1.24	7/27/2030	7,600,000	[b,c]	7,537,110
Columbia Cent 30 CLO, Ser. 2020-30A, Cl. A1, 3 Month LIBOR +1.31%		1.56	1/20/2034	7,625,000	[b,c]	7,570,931
DP World Salaam, Jr. Sub. Notes		6.00	10/1/2025	6,725,000	[d]	6,965,190
Dryden 41 Senior Loan Fund CLO, Ser. 2015-41A, Cl. AR, 3 Month LIBOR +.97%		1.21	4/15/2031	6,975,000	[b,c]	6,927,068
Dryden XXVI Senior Loan Fund CLO, Ser. 2013-26A, Cl. AR, 3 Month LIBOR +.90%		1.14	4/15/2029	7,671,517	[b,c]	7,643,178
Madison Park Funding XXX CLO, Ser. 2018-30A, Cl. A, 3 Month LIBOR +.75%		0.99	4/15/2029	7,760,105	[b,c]	7,727,776
Magnetite XIX CLO, Ser. 2017-19A, Cl. AR, 3 Month LIBOR +1.05%		1.29	4/17/2034	7,000,000	[b,c]	6,928,012
Magnetite XVII CLO, Ser. 2016-17A, Cl. AR, 3 Month LIBOR +1.10%		1.35	7/20/2031	8,025,000	[b,c]	7,976,047
MF1 CLO, Ser. 2021-FL7, CI. AS, 1 Month LIBOR +1.45%		1.88	10/16/2036	5,500,000	[b,c]	5,457,452
Milos CLO, Ser. 2017-1A, Cl. AR, 3 Month LIBOR +1.07%		1.32	10/20/2030	7,150,000	[b,c]	7,113,721
Race Point IX CLO, Ser. 2015-9A, CI. A1A2, 3 Month LIBOR +.94%		1.18	10/15/2030	7,150,000	[b,c]	7,125,740
RIN IV CLO, Ser. 2021-1A, CI. A, 3 Month LIBOR +1.30%		1.55	4/20/2033	5,225,000	[b,c]	5,200,589
TCI-Flatiron CLO, Ser. 2017-1A, CI. AR, 3 Month LIBOR +.96%		1.43	11/18/2030	1,300,000	[b,c]	1,292,509
Thompson Park CLO, Ser. 2021-1A, CI. A1, 3 Month LIBOR +1.00%		1.24	4/15/2034	7,975,000	[b,c]	7,904,908
Vale Overseas, Gtd. Notes		6.25	8/10/2026	1,307,000		1,436,295
Voya CLO, Ser. 2019-1A, Cl. AR, 3 Month LIBOR +1.06%		1.30	4/15/2031	4,025,000	[b,c]	3,993,001
					125,429,450
Chile - .1%
VTR Comunicaciones, Sr. Scd. Notes		5.13	1/15/2028	2,156,000	[b]	2,057,870
China - 6.4%
China, Bonds	CNY	3.76	3/22/2071	56,000,000		9,407,709
China, Bonds, Ser. 1827	CNY	3.25	11/22/2028	191,700,000		31,056,286
China, Unscd. Bonds	CNY	3.81	9/14/2050	542,850,000		91,536,749

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.0% (continued)
China - 6.4% (continued)
China Development Bank, Unscd. Bonds, Ser. 1905	CNY	3.48	1/8/2029	178,000,000		28,706,152
					160,706,896
Colombia - .2%
Colombia, Sr. Unscd. Notes		4.13	5/15/2051	1,227,000		928,741
Colombia, Sr. Unscd. Notes		5.20	5/15/2049	4,770,000		4,083,215
					5,011,956
Dominican Republic - ..3%
Dominican Republic, Sr. Unscd. Bonds		6.00	2/22/2033	6,660,000	[b]	6,525,202
France - 3.8%
Credit Agricole Home Loan SFH, Covered Notes	EUR	1.25	3/24/2031	6,700,000	[e]	7,434,296
Electricite de France, Jr. Sub. Notes	EUR	2.63	12/1/2027	12,600,000	[d]	12,518,559
France, Bonds	EUR	0.75	5/25/2052	12,800,000		11,922,947
France, Bonds	EUR	0.75	5/25/2028	51,050,000		56,876,271
Orano, Sr. Unscd. Notes	EUR	2.75	3/8/2028	4,700,000	[e]	5,085,815
Orano, Sr. Unscd. Notes	EUR	4.88	9/23/2024	1,250,000	[e]	1,499,861
					95,337,749
Germany - 6.4%
Bundesrepublik Deutschland Bundesanleihe, Bonds	EUR	0.02	8/15/2031	101,350,000	[e]	106,920,066
Bundesrepublik Deutschland Bundesanleihe, Bonds	EUR	0.33	2/15/2032	11,545,000		12,108,220
Bundesrepublik Deutschland Bundesanleihe, Bonds	EUR	1.75	2/15/2024	14,000,000	[e]	16,033,667
Bundesschatzanweisungen, Bonds	EUR	0.61	9/15/2023	25,000,000		27,774,066
					162,836,019
Hungary - .1%
Hungary, Sr. Unscd. Notes		7.63	3/29/2041	1,765,000		2,569,169
Ireland - 1.2%
AerCap Global Aviation Trust, Gtd. Notes		3.00	10/29/2028	10,165,000		9,393,760
AerCap Global Aviation Trust, Gtd. Notes		3.30	1/30/2032	6,279,000		5,670,363
Hammerson Ireland Finance DAC, Gtd. Notes	EUR	1.75	6/3/2027	13,025,000	[e]	13,349,348
Ireland, Bonds	EUR	2.00	2/18/2045	2,150,000		2,694,368
					31,107,839
Italy - 1.9%
Italy, Sr. Unscd. Notes		2.88	10/17/2029	15,400,000		14,577,578
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds	EUR	0.95	12/1/2031	12,210,000	[b]	12,294,288

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.0% (continued)
Italy - 1.9% (continued)
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds, Ser. CAC	EUR	2.45	9/1/2050	18,075,000	[b]	19,981,092
					46,852,958
Japan - 9.3%
Japan (10 Year Issue), Bonds, Ser. 336	JPY	0.50	12/20/2024	3,319,950,000		27,664,264
Japan (10 Year Issue), Bonds, Ser. 348	JPY	0.10	9/20/2027	2,945,650,000		24,264,073
Japan (20 Year Issue), Bonds, Ser. 156	JPY	0.40	3/20/2036	7,523,250,000		61,694,934
Japan (30 Year Issue), Bonds, Ser. 66	JPY	0.40	3/20/2050	8,242,600,000		59,521,731
Japan Government Ten Year Bond, Bonds, Ser. 364	JPY	0.10	9/20/2031	4,900,000,000		39,892,967
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4		2.76	12/10/2024	1,259,526	[b]	1,259,981
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4		3.50	5/12/2025	3,097,287	[b]	3,119,292
OSCAR US Funding X, Ser. 2019-1A, Cl. A4		3.27	5/10/2026	6,750,000	[b]	6,829,159
OSCAR US Funding XI, Ser. 2019-2A, Cl. A4		2.68	9/10/2026	9,520,000	[b]	9,578,360
Takeda Pharmaceutical, Sr. Unscd. Notes	EUR	2.00	7/9/2040	2,175,000		2,284,148
					236,108,909
Kazakhstan - .1%
Development Bank of Kazakhstan, Sr. Unscd. Notes		4.13	12/10/2022	2,025,000		1,985,914
Luxembourg - .9%
CK Hutchison Group Telecom Finance, Gtd. Notes	EUR	1.13	10/17/2028	3,650,000		3,785,167
DH Europe Finance II, Gtd. Bonds	EUR	0.20	3/18/2026	6,120,000		6,513,028
EIG Pearl Holdings, Sr. Scd. Bonds		4.39	11/30/2046	4,275,000	[b]	4,011,600
JBS Finance Luxembourg, Gtd. Notes		3.63	1/15/2032	4,775,000	[b]	4,379,821
JBS Finance Luxembourg, Gtd. Notes		3.63	1/15/2032	2,625,000		2,407,729
Millicom International Cellular, Sr. Unscd. Notes		4.50	4/27/2031	1,300,000	[b]	1,212,354
					22,309,699
Malaysia - .3%
Malaysia, Bonds, Ser. 219	MYR	3.89	8/15/2029	37,430,000		8,859,205
Mexico - 2.8%
Alsea, Gtd. Notes		7.75	12/14/2026	6,570,000	[b]	6,841,374
Banco Santander Mexico, Sr. Unscd. Notes		5.38	4/17/2025	4,750,000	[b]	4,962,325
Braskem Idesa, Sr. Scd. Notes		6.99	2/20/2032	2,580,000	[b]	2,531,702
Infraestructura Energetica Nova, Sr. Unscd. Notes		4.88	1/14/2048	2,180,000		1,899,946

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.0% (continued)
Mexico - 2.8% (continued)
Mexico, Bonds, Ser. M	MXN	5.75	3/5/2026	130,000,000	[e]	5,949,432
Mexico, Bonds, Ser. M	MXN	7.75	5/29/2031	821,500,000		39,825,197
Mexico, Sr. Unscd. Notes		3.50	2/12/2034	6,400,000		5,964,736
Petroleos Mexicanos, Gtd. Notes		6.70	2/16/2032	4,131,000		3,928,746
					71,903,458
Netherlands - 5.3%
Airbus, Sr. Unscd. Notes	EUR	2.38	6/9/2040	6,204,000		7,013,664
Braskem Netherlands Finance, Gtd. Notes		5.88	1/31/2050	3,750,000	[b]	3,727,219
Coca-Cola HBC Finance, Gtd. Notes	EUR	0.63	11/21/2029	7,910,000		7,794,601
Coca-Cola HBC Finance, Gtd. Notes	EUR	1.00	5/14/2027	2,973,000		3,156,438
Coca-Cola HBC Finance, Gtd. Notes	EUR	1.63	5/14/2031	4,021,000		4,129,947
Enel Finance International, Gtd. Notes	EUR	0.38	6/17/2027	7,275,000	[e]	7,608,010
Equate Petrochemical, Gtd. Notes		2.63	4/28/2028	3,400,000	[b]	3,157,750
Netherland, Bonds	EUR	0.75	7/15/2028	70,150,153	[b]	78,704,647
Prosus, Sr. Unscd. Notes		4.19	1/19/2032	7,925,000	[b]	6,982,433
Wintershall Dea Finance, Gtd. Bonds	EUR	0.84	9/25/2025	3,300,000	[e]	3,437,355
Wintershall Dea Finance, Gtd. Bonds	EUR	1.33	9/25/2028	1,900,000		1,868,107
WPC Eurobond, Gtd. Bonds	EUR	2.25	7/19/2024	2,975,000	[e]	3,349,744
WPC Eurobond, Gtd. Notes	EUR	1.35	4/15/2028	2,200,000		2,302,135
WPC Eurobond, Gtd. Notes	EUR	2.13	4/15/2027	685,000		756,702
					133,988,752
Philippines - .6%
Philippine, Sr. Unscd. Notes	EUR	0.13	2/3/2023	8,600,000		9,473,507
Philippine, Sr. Unscd. Notes	EUR	0.88	5/17/2027	3,000,000		3,177,670
Philippine, Sr. Unscd. Notes		4.20	3/29/2047	2,735,000		2,870,781
					15,521,958
Qatar - .3%
Qatar Energy, Sr. Unscd. Notes		2.25	7/12/2031	9,550,000	[b]	8,809,627
Romania - .3%
Romania, Bonds	EUR	3.62	5/26/2030	2,725,000	[b]	2,953,852
Romania, Sr. Unscd. Notes	EUR	2.50	2/8/2030	2,670,000	[b]	2,734,633
Romania, Unscd. Notes	EUR	2.75	4/14/2041	3,435,000	[b]	2,916,138
					8,604,623
Serbia - .3%
Serbia, Sr. Unscd. Notes	EUR	2.05	9/23/2036	8,125,000	[b]	6,946,593
Singapore - .3%
Singapore, Bonds	SGD	2.63	5/1/2028	9,000,000		6,759,877
South Africa - .7%
South Africa, Sr. Unscd. Bonds, Ser. 2035	ZAR	8.88	2/28/2035	277,155,000		17,050,367
South Korea - .7%
Korea, Bonds, Ser. 2812	KRW	2.38	12/10/2028	11,350,200,000		9,020,072

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.0% (continued)
South Korea - .7% (continued)
Korea, Bonds, Ser. 4903	KRW	2.00	3/10/2049	8,000,000,000		5,548,854
Korea Treasury Bond, Sr. Unscd. Bonds, Ser. 5103	KRW	1.88	3/10/2051	3,692,860,000		2,463,182
					17,032,108
Spain - 2.6%
Banco Santander, Covered Notes	EUR	0.88	5/9/2031	6,800,000		7,292,311
Lorca Telecom Bondco, Sr. Scd. Bonds	EUR	4.00	9/18/2027	8,300,000	[b]	8,875,577
Spain, Bonds	EUR	0.60	10/31/2029	42,550,000	[b]	45,455,557
Spain, Sr. Unscd. Bonds	EUR	1.25	10/31/2030	3,385,000	[b]	3,759,309
					65,382,754
Supranational - .7%
Africa Finance, Sr. Unscd. Notes		2.88	4/28/2028	3,450,000	[b]	3,192,354
Banque Ouest Africaine de Developpement, Sr. Unscd. Notes		5.00	7/27/2027	2,305,000		2,330,148
The African Export-Import Bank, Sr. Unscd. Notes		3.80	5/17/2031	3,625,000	[b]	3,353,669
The African Export-Import Bank, Sr. Unscd. Notes		5.25	10/11/2023	7,500,000		7,658,700
					16,534,871
Thailand - .5%
GC Treasury Center, Gtd. Notes		4.40	3/30/2032	8,010,000	[b]	8,136,145
Thaioil Treasury Center, Gtd. Notes		5.38	11/20/2048	3,900,000		3,867,033
					12,003,178
United Arab Emirates - .2%
Abu Dhabi Crude Oil Pipeline, Sr. Scd. Bonds		4.60	11/2/2047	2,460,000	[b]	2,612,299
Mamoura Diversified Global Holding, Gtd. Notes		2.50	11/7/2024	3,550,000		3,506,147
					6,118,446
United Kingdom - 4.9%
BAT International Finance, Gtd. Notes	EUR	2.25	1/16/2030	5,700,000		5,822,721
Brass No. 10, Ser. 10-A, Cl. A1		0.67	4/16/2069	3,217,192	[b]	3,137,804
British American Tobacco, Sub. Notes	EUR	3.00	12/27/2026	6,500,000	[d]	6,551,882
Gemgarto, Ser. 2021-1A, Cl. A, 3 Month SONIO +.59%	GBP	0.87	12/16/2067	6,220,521	[b,c]	8,147,334
Lanark Master Issuer, Ser. 2020-1A, Cl. 1A		2.28	12/22/2069	5,600,000	[b]	5,617,175
MARB BondCo, Gtd. Bonds		3.95	1/29/2031	1,900,000		1,685,214
MARB BondCo, Gtd. Bonds		3.95	1/29/2031	5,850,000	[b]	5,199,217
Paragon Mortgages, Ser. 2025, Cl. B, 3 Month SONIO +1.07%	GBP	1.05	5/15/2050	1,200,000	[c]	1,575,272
Tower Bridge Funding, Ser. 2021-2, CI. A, 3 Month SONIO +.78%	GBP	0.95	11/20/2063	5,165,596	[c]	6,774,582

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.0% (continued)
United Kingdom - 4.9% (continued)
United Kingdom, Bonds	GBP	0.38	10/22/2026	27,400,000		34,277,384
United Kingdom, Bonds	GBP	1.25	7/31/2051	29,700,000		34,388,568
United Kingdom Gilt, Bonds	GBP	0.25	7/31/2031	8,850,000		10,279,288
					123,456,441
United States - 34.9%
Air Lease, Sr. Unscd. Notes		2.88	1/15/2026	4,500,000		4,349,086
Ally Financial, Jr. Sub. Notes, Ser. B		4.70	5/15/2026	6,630,000	[d]	6,261,604
American Homes 4 Rent Trust, Ser. 2014-SFR3, Cl. A		3.68	12/17/2036	3,910,727	[b]	3,898,067
American International Group, Sr. Unscd. Notes		4.20	4/1/2028	2,790,000		2,901,155
Americredit Automobile Receivables Trust, Ser. 2022-1, CI. A2		2.05	1/20/2026	2,698,000		2,691,922
AmeriCredit Automobile Receivables Trust, Ser. 2020-1, Cl. C		1.59	10/20/2025	8,725,000		8,622,410
Arbor Multifamily Mortgage Securities Trust, Ser. 2021-MF3, CI. A5		2.57	10/15/2054	3,850,000	[b]	3,594,864
AT&T, Sr. Unscd. Notes	EUR	0.25	3/4/2026	4,725,000		5,054,942
AT&T, Sr. Unscd. Notes	EUR	1.80	9/14/2039	2,330,000	[e]	2,374,560
AT&T, Sr. Unscd. Notes	EUR	2.05	5/19/2032	2,150,000	[e]	2,424,811
AT&T, Sr. Unscd. Notes	EUR	2.35	9/5/2029	2,763,000		3,200,927
Bank, Ser. 2019-BN19, Cl. A2		2.93	8/15/2061	7,850,000		7,645,333
BBCMS Mortgage Trust, Ser. 2019-BWAY, Cl. A, 1 Month LIBOR +.96%		1.35	11/15/2034	6,400,000	[b,c]	6,350,706
Berry Global, Sr. Scd. Notes		1.57	1/15/2026	3,815,000		3,558,919
BF Mortgage Trust, Ser. 2019-NYT, Cl. A, 1 Month LIBOR +1.20%		1.60	12/15/2035	7,500,000	[b,c]	7,421,085
BXHPP Trust, Ser. 2021-FILM, Cl. B, 1 Month LIBOR +.90%		1.30	8/15/2036	9,620,000	[b,c]	9,299,398
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, 1 Month LIBOR +1.07%		1.47	12/15/2037	8,350,000	[b,c]	8,327,609
Cameron LNG, Sr. Scd. Notes		2.90	7/15/2031	8,575,000	[b]	8,201,922
Capital One Financial, Sub. Notes		2.36	7/29/2032	7,585,000		6,538,933
CarMax Auto Owner Trust, Ser. 2019-3, Cl. B		2.50	4/15/2025	3,445,000		3,448,210
CarMax Auto Owner Trust, Ser. 2019-3, Cl. C		2.60	6/16/2025	3,065,000		3,040,511
Carvana Auto Receivables Trust, Ser. 2021-N2, Cl. C		1.07	3/10/2028	4,600,000		4,482,307
CCO Holdings, Sr. Unscd. Notes		4.50	8/15/2030	4,105,000	[b]	3,858,690
CF Hippolyta, Ser. 2020-1, Cl. A1		1.69	7/15/2060	7,446,873	[b]	7,041,882
CF Hippolyta, Ser. 2021-1A, Cl. A1		1.53	3/15/2061	6,249,995	[b]	5,811,861

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.0% (continued)
United States - 34.9% (continued)
CGDB Commercial Mortgage Trust, Ser. 2019-MOB, Cl. A, 1 Month LIBOR +.95%		1.35	11/15/2036	5,750,000	[b,c]	5,690,202
CHC Commercial Mortgage Trust, Ser. 2019-CHC, Cl. A, 1 Month LIBOR +1.12%		1.52	6/15/2034	8,934,784	[b,c]	8,852,300
CHC Commercial Mortgage Trust, Ser. 2019-CHC, Cl. B, 1 Month LIBOR +1.50%		1.90	6/15/2034	3,375,363	[b,c]	3,328,238
Cheniere Corpus Christi Holdings, Sr. Scd. Notes		3.70	11/15/2029	2,765,000		2,760,676
Cheniere Energy, Sr. Scd. Notes		4.63	10/15/2028	4,225,000		4,244,541
Cheniere Energy Partners, Gtd. Notes		4.00	3/1/2031	5,935,000		5,762,559
Cigna, Gtd. Notes		4.38	10/15/2028	8,825,000		9,296,785
Citigroup Commercial Mortgage Trust, Ser. 2014-GC25, Cl. B		4.35	10/10/2047	3,925,000		3,946,585
Commercial Mortgage Trust, Ser. 2014-CR16, Cl. A3		3.78	4/10/2047	8,812,541		8,893,997
Crown Americas, Gtd. Notes		4.75	2/1/2026	4,325,000		4,377,376
CyrusOne, Gtd. Notes	EUR	1.45	1/22/2027	2,575,000	[e]	2,945,620
CyrusOne, Gtd. Notes		2.90	11/15/2024	1,280,000		1,283,514
CyrusOne, Gtd. Notes		3.45	11/15/2029	3,400,000	[e]	3,504,125
Danaher, Sr. Unscd. Notes	EUR	2.50	3/30/2030	2,025,000		2,393,932
DataBank Issuer, Ser. 2021-1A, Cl. A2		2.06	2/27/2051	6,055,000	[b]	5,636,920
DataBank Issuer, Ser. 2021-2A, CI. A2		2.40	10/25/2051	7,930,000	[b]	7,476,217
Dell International, Sr. Unscd. Notes		6.02	6/15/2026	4,650,000		5,041,355
Digital Euro Finco, Gtd. Bonds	EUR	2.63	4/15/2024	5,814,000		6,603,085
Dollar Tree, Sr. Unscd. Notes		4.20	5/15/2028	2,050,000		2,123,392
Domino's Pizza Master Issuer, Ser. 2021-1A, Cl. A2I		2.66	4/25/2051	5,582,812	[b]	5,194,342
DT Auto Owner Trust, Ser. 2020-1A, Cl. B		2.16	5/15/2024	1,538,415	[b]	1,539,024
Elanco Animal Health, Sr. Unscd. Notes		6.40	8/28/2028	4,325,000		4,660,274
Energy Transfer, Jr. Sub. Bonds, Ser. A		6.25	2/15/2023	3,080,000	[d,e]	2,644,950
Energy Transfer, Jr. Sub. Bonds, Ser. F		6.75	5/15/2025	2,275,000	[d]	2,220,969
Energy Transfer, Sr. Unscd. Notes		4.00	10/1/2027	2,775,000		2,797,622
EQT, Sr. Unscd. Notes		3.13	5/15/2026	5,250,000	[b]	5,105,257
Exeter Automobile Receivables Trust, Ser. 2021-2A, Cl. C		0.98	6/15/2026	6,160,000		6,008,478

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.0% (continued)
United States - 34.9% (continued)
Federal Agricultural Mortgage Corporation Mortgage Trust, Ser. 2021-1, CI. A		2.18	1/25/2051	6,291,286	[b]	5,845,970
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Ser. 2021-MN1, Cl. M1, 1 Month SOFR +2.00%		2.10	1/25/2051	1,800,466	[b,c,f]	1,742,673
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KC02, Cl. A2		3.37	7/25/2025	6,146,667	[f]	6,171,419
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KL3W, Cl. AFLW, 1 Month LIBOR +.45%		0.69	8/25/2025	3,936,865	[c,f]	3,950,492
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2017-4, Cl. M45T		4.50	6/25/2057	2,798,278	[f]	2,887,803
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2018-4, Cl. M55D		4.00	3/25/2058	4,269,934	[f]	4,341,358
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2019-3, Cl. M55D		4.00	10/25/2058	2,995,578	[f]	3,050,487
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2020-3, Cl. TTU		2.50	5/25/2060	2,903,989	[f]	2,831,795
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2018-2, Cl. A1		3.50	11/25/2028	5,829,334	[f]	5,921,481
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-1, Cl. A2		3.50	5/25/2029	5,000,000	[f]	5,055,449
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-2, Cl. A1C		2.75	9/25/2029	5,161,344	[f]	5,135,881
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-3, Cl. A2C		2.75	11/25/2029	6,425,000	[f]	6,353,252
Federal National Mortgage Association Grantor Trust, Ser. 2017-T1, Cl. A		2.90	6/25/2027	7,660,418	[f]	7,689,500
Fidelity National Information Services, Sr. Unscd. Notes	EUR	1.50	5/21/2027	4,280,000		4,710,877
First Republic Bank, Sr. Unscd. Notes		1.91	2/12/2024	2,725,000		2,701,705

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.0% (continued)
United States - 34.9% (continued)
First-Citizens Bank & Trust, Sub. Notes		6.13	3/9/2028	6,025,000		6,677,634
Ford Motor, Sr. Unscd. Notes		3.25	2/12/2032	4,645,000	[e]	4,156,392
Ford Motor, Sr. Unscd. Notes		4.75	1/15/2043	5,640,000		5,132,710
GLP Capital, Gtd. Notes		5.38	4/15/2026	6,780,000		7,092,108
HCA, Gtd. Notes		3.50	9/1/2030	5,160,000		4,994,022
HCA, Gtd. Notes		5.88	2/1/2029	1,625,000		1,779,082
Healthcare Trust of America Holdings, Gtd. Notes		3.10	2/15/2030	3,485,000		3,318,392
Healthcare Trust of America Holdings, Gtd. Notes		3.50	8/1/2026	3,055,000		3,050,274
Hertz Vehicle Financing III, Ser. 2021-2A, CI. A		1.68	12/27/2027	15,400,000	[b]	14,076,013
Hilton Domestic Operating, Gtd. Notes		3.63	2/15/2032	4,475,000	[b]	4,068,603
HPLY Trust, Ser. 2019-HIT, Cl. A, 1 Month LIBOR +1.00%		1.40	11/15/2036	6,781,882	[b,c]	6,686,227
Invitation Homes Operating Partnership, Gtd. Notes		4.15	4/15/2032	12,863,000		13,152,356
Invitation Homes Trust, Ser. 2018-SFR3, Cl. A, 1 Month LIBOR +1.00%		1.44	7/17/2037	1,575,192	[b,c]	1,577,101
JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2013-C16, Cl. A3		3.88	12/15/2046	2,388,912		2,390,889
KeyCorp, Sr. Unscd. Notes		2.25	4/6/2027	8,320,000		7,868,279
Kraft Heinz Foods, Gtd. Notes		3.88	5/15/2027	1,830,000		1,861,330
Kraft Heinz Foods, Gtd. Notes		4.88	10/1/2049	1,445,000		1,524,302
Lennar, Gtd. Notes		4.75	11/29/2027	5,275,000		5,501,698
Lennar, Gtd. Notes		5.25	6/1/2026	1,625,000		1,709,707
Level 3 Financing, Gtd. Notes		4.25	7/1/2028	1,974,000	[b]	1,814,229
Life Mortgage Trust, Ser. 2021-BMR Cl. A, 1 Month LIBOR +.70%		1.10	3/15/2038	4,275,920	[b,c]	4,184,651
Marriott International, Sr. Unscd. Notes, Ser. EE		5.75	5/1/2025	4,375,000		4,648,668
MGM Growth Properties Operating Partnership, Gtd. Notes		3.88	2/15/2029	6,612,000	[b]	6,508,886
MGM Growth Properties Operating Partnership, Gtd. Notes		5.75	2/1/2027	3,070,000		3,256,119
Morgan Stanley Capital I Trust, Ser. 2019-H7, Cl. A3		3.01	7/15/2052	6,825,000		6,559,587
Morgan Stanley Capital I Trust, Ser. 2019-L2, Cl. A3		3.81	3/15/2052	9,750,000		9,957,314
MPT Operating Partnership, Gtd. Bonds	EUR	0.99	10/15/2026	5,125,000		5,292,916
Netflix, Sr. Unscd. Notes		4.88	4/15/2028	9,858,000		10,353,857

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.0% (continued)
United States - 34.9% (continued)
New Economy Assets Phase 1 Sponsor, Ser. 2021-1, Cl. A1		1.91	10/20/2061	6,180,000	[b]	5,769,047
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, CI. A1		2.28	1/25/2026	6,718,675	[b]	6,565,954
NRG Energy, Gtd. Notes		3.63	2/15/2031	3,780,000	[b]	3,330,350
Occidental Petroleum, Sr. Unscd. Notes		3.00	2/15/2027	3,480,000		3,408,956
OneMain Financial Issuance Trust, Ser. 2020-2A, Cl. A		1.75	9/14/2035	7,975,000	[b]	7,416,812
Pioneer Natural Resources, Sr. Unscd. Notes		1.90	8/15/2030	3,150,000		2,796,038
Prologis, Sr. Unscd. Notes		2.25	4/15/2030	4,535,000		4,218,702
Purewest Funding, Ser. 2021-1, Cl. A1		4.09	12/22/2036	4,939,840	[b]	4,786,584
Rocket Mortgage, Gtd. Notes		3.63	3/1/2029	5,900,000	[b]	5,398,795
Santander Retail Auto Lease Trust, Ser. 2019-B, Cl. C		2.77	8/21/2023	3,600,000	[b]	3,605,509
SBA Tower Trust, Asset Backed Notes		1.88	1/15/2026	6,860,000	[b]	6,477,541
SBA Tower Trust, Asset Backed Notes		2.59	10/15/2031	6,340,000	[b]	5,786,171
SBA Tower Trust, Asset Backed Notes		2.84	1/15/2025	8,030,000	[b]	7,903,844
SLM, Sr. Unscd. Notes		4.20	10/29/2025	1,900,000		1,887,184
Spirit Realty, Gtd. Notes		3.20	2/15/2031	4,505,000		4,306,912
Spirit Realty, Gtd. Notes		4.00	7/15/2029	2,645,000		2,678,103
SpringCastle America Funding, Ser. 2020-AA, Cl. A		1.97	9/25/2037	4,526,396	[b]	4,365,156
Stellantis Finance US, Gtd. Notes		2.69	9/15/2031	5,585,000	[b,e]	4,911,514
Taylor Morrison Communities, Sr. Unscd. Notes		5.13	8/1/2030	2,135,000	[b]	2,090,090
Tesla Auto Lease Trust, Ser. 2019-A, Cl. B		2.41	12/20/2022	13,400,000	[b]	13,442,636
Tesla Auto Lease Trust, Ser. 2020-A, Cl. B		1.18	1/22/2024	2,400,000	[b]	2,378,536
Tesla Auto Lease Trust, Ser. 2021-A, CI. C		1.18	3/20/2025	5,775,000	[b]	5,587,297
The Southern Company, Jr. Sub. Notes	EUR	1.88	9/15/2081	5,625,000		5,553,372
T-Mobile USA, Gtd. Notes		4.75	2/1/2028	4,175,000		4,247,645
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A		2.93	1/17/2036	7,891,737	[b]	7,836,545
Tricon American Homes Trust, Ser. 2019-SFR1, Cl. A		2.75	3/17/2038	7,493,763	[b]	7,249,204
TRP, Ser. 2021-1, Cl. A		2.07	6/19/2051	6,889,293	[b]	6,369,503
TRP, Ser. 2021-2, Cl. A		2.15	6/19/2051	7,258,126	[b]	6,723,777

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.0% (continued)
United States - 34.9% (continued)
U.S. Treasury Bonds	2.00	8/15/2051	8,825,000		7,964,562
U.S. Treasury Bonds	3.38	11/15/2048	59,650,000	[e]	69,909,334
U.S. Treasury Bonds	4.50	2/15/2036	43,675,000	[e]	55,293,232
U.S. Treasury Bonds	5.00	5/15/2037	55,600,000	[e]	74,429,070
United Rentals North America, Gtd. Notes	4.00	7/15/2030	5,175,000		4,958,504
Upstart Securitization Trust, Ser. 2021-4, Cl. A	0.84	9/20/2031	9,173,554	[b]	8,926,531
VASA Trust, Ser. 2021-VASA, CI. B, 1 Month LIBOR +1.25%	1.65	7/15/2039	9,725,000	[b,c]	9,522,100
VICI Properties, Gtd. Notes	3.50	2/15/2025	4,466,000	[b]	4,406,848
VICI Properties, Gtd. Notes	4.25	12/1/2026	2,550,000	[b]	2,543,370
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C51, Cl. A4	3.31	6/15/2052	8,200,000		8,159,950
Wells Fargo Commercial Mortgage Trust, Ser. 2021-SAVE, Cl. A, 1 Month LIBOR +1.15%	1.55	2/15/2040	4,567,835	[b,c]	4,531,008
Western Midstream Operating, Sr. Unscd. Notes	4.50	3/1/2028	2,450,000		2,503,594
Western Midstream Operating, Sr. Unscd. Notes	4.55	2/1/2030	3,040,000		3,030,409
Western Midstream Operating, Sr. Unscd. Notes	4.65	7/1/2026	1,810,000		1,857,531
Yum! Brands, Sr. Unscd. Notes	4.63	1/31/2032	3,233,000		3,132,761
				880,578,118
Total Bonds and Notes (cost $2,554,440,270)			2,424,040,983
Description /Number of Contracts/Counterparty	Exercise Price	Expiration Date	Notional Amount ($)		Value ($)
Options Purchased - .1%
Call Options - .0%
Australian Dollar, Contracts 13,272,000 Barclays Capital	0.70	4/28/2022	13,272,000		7,832
Australian Dollar, Contracts 12,961,000 Barclays Capital	0.70	4/13/2022	12,961,000		1,155
Australian Dollar, Contracts 12,644,000 Goldman Sachs	0.74	5/2/2022	12,644,000		106,562
Brazilian Real, Contracts 8,651,000 Barclays Capital	5.36	4/20/2022	8,651,000		5,529
Czech Koruna, Contracts 3,982,000 Citigroup	22.60	4/28/2022	3,982,000		24,065
Euro, Contracts 26,671,000 Goldman Sachs	1.05	4/7/2022	26,671,000		374
Euro, Contracts 13,335,000 Goldman Sachs	1.08	4/7/2022	13,335,000		2,111
Mexican Peso, Contracts 13,305,000 Citigroup	21.20	4/21/2022	13,305,000		10,132

Description /Number of Contracts/Counterparty	Exercise Price	Expiration Date	Notional Amount ($)	[a]	Value ($)
Options Purchased - .1% (continued)
Call Options - .0% (continued)
South Korean Won, Contracts 12,961,000 Goldman Sachs	1,278	4/13/2022	12,961,000		2,039
Swedish Krona, Contracts 13,305,000 Goldman Sachs	9.43	4/6/2022	13,305,000		68,859
Swedish Krona, Contracts 13,305,000 Goldman Sachs	9.60	4/6/2022	13,305,000		17,364
				246,022
Put Options - .1%
Australian Dollar, Contracts 13,272,000 Barclays Capital	0.74	4/28/2022	13,272,000		236,279
Australian Dollar, Contracts 13,272,000 Goldman Sachs	0.73	4/28/2022	13,272,000		456,835
Brazilian Real, Contracts 8,651,000 Barclays Capital	4.90	4/20/2022	8,651,000		287,992
Brazilian Real, Contracts 8,651,000 Barclays Capital	5.08	4/20/2022	8,651,000		552,131
Czech Koruna, Contracts 3,982,000 Citigroup	21.40	4/28/2022	3,982,000		7,606
Czech Koruna, Contracts 3,982,000 Barclays Capital	21.92	4/28/2022	3,982,000		32,377
Euro, Contracts 12,644,000 Goldman Sachs	1.11	5/2/2022	12,644,000		83,381
Mexican Peso, Contracts 13,305,000 Barclays Capital	20.21	4/21/2022	13,305,000		246,889
Mexican Peso, Contracts 13,305,000 Citigroup	19.83	4/21/2022	13,305,000		89,819
Swedish Krona, Contracts 13,412,000 Barclays Capital	9.35	5/5/2022	13,412,000		175,966
Swedish Krona, Contracts 13,305,000 Goldman Sachs	9.05	4/6/2022	13,305,000		1,176
				2,170,451
Total Options Purchased (cost $2,001,955)			2,416,473
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $23,704,805)	0.31		23,704,805	[g]	23,704,805

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 8.7%
Registered Investment Companies - 8.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $220,420,088)	0.31	220,420,088	[g] 220,420,088
Total Investments (cost $2,800,567,118)		105.7%	2,670,582,349
Liabilities, Less Cash and Receivables		(5.7%)	(144,101,724)
Net Assets		100.0%	2,526,480,625

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

AUD—Australian Dollar

CAD—Canadian Dollar

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

SGD—Singapore Dollar

ZAR—South African Rand

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities were valued at $792,633,847 or 31.37% of net assets.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

d Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

e Security, or portion thereof, on loan. At March 31, 2022, the value of the fund’s securities on loan was $337,168,871 and the value of the collateral was $357,514,038, consisting of cash collateral of $220,420,088 and U.S. Government & Agency securities valued at $137,093,950. In addition, the value of collateral may include pending sales that are also on loan.

f The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Global Fixed Income Fund

March 31, 2022 (Unaudited)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 10 Year Bond	1,409	6/15/2022	138,761,355[a]	133,632,109	(5,129,246)
Euro 30 Year Bond	112	6/8/2022	24,895,535[a]	23,070,180	(1,825,355)
Euro-Bond	1,034	6/8/2022	182,261,151[a]	181,485,224	(775,927)
Long Gilt	139	6/28/2022	22,461,300[a]	22,136,277	(325,023)
U.S. Treasury 10 Year Notes	96	6/21/2022	11,955,071	11,796,000	(159,071)
U.S. Treasury Ultra Long Bond	240	6/21/2022	44,530,890	42,510,000	(2,020,890)
Futures Short
Euro BTP Italian Government Bond	282	6/8/2022	44,514,670[a]	43,147,533	1,367,137
Euro-Bobl	557	6/8/2022	82,066,600[a]	79,401,116	2,665,484
Euro-Schatz	1,327	6/8/2022	164,354,032[a]	162,558,288	1,795,744
U.S. Treasury 5 Year Notes	4,711	6/30/2022	547,870,222	540,292,813	7,577,409
U.S. Treasury Long Bond	17	6/21/2022	2,525,813	2,551,063	(25,250)
Ultra 10 Year U.S. Treasury Notes	612	6/21/2022	85,447,128	82,906,875	2,540,253
Gross Unrealized Appreciation				15,946,027
Gross Unrealized Depreciation				(10,260,762)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Global Fixed Income Fund

March 31, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital
United States Dollar	2,390,994	South African Rand	36,140,000	4/6/2022	(80,377)
Indian Rupee	988,530,000	United States Dollar	12,998,251	4/6/2022	38,496
United States Dollar	2,650,719	Indian Rupee	203,615,000	4/6/2022	(34,558)
United States Dollar	1,761,788	British Pound	1,300,000	4/6/2022	54,137
Brazilian Real	13,363,000	United States Dollar	2,558,246	4/25/2022	229,011
Chinese Yuan Renminbi	17,588,493	United States Dollar	2,759,545	5/10/2022	1,150
Indonesian Rupiah	47,963,572,000	United States Dollar	3,360,276	4/6/2022	(21,583)
United States Dollar	3,346,551	Indonesian Rupiah	48,261,625,000	4/6/2022	(12,889)
United States Dollar	10,120,196	Thai Baht	335,190,000	4/7/2022	39,370
United States Dollar	240,220,490	Japanese Yen	27,822,144,957	4/6/2022	11,661,189
United States Dollar	1,975,076	Chilean Peso	1,600,306,000	4/6/2022	(56,896)
United States Dollar	82,694,945	Chinese Yuan Renminbi	524,150,000	4/6/2022	247,288
United States Dollar	3,993,000	South African Rand	60,536,631	4/6/2022	(146,692)
Czech Koruna	99,562,000	United States Dollar	4,314,520	4/6/2022	194,465
United States Dollar	1,815,300	Czech Koruna	40,009,212	4/6/2022	3,354
United States Dollar	21,045,382	Euro	18,797,919	4/6/2022	246,800
Taiwan Dollar	131,753,000	United States Dollar	4,607,070	4/6/2022	(8,671)
United States Dollar	4,673,087	Taiwan Dollar	131,753,000	4/6/2022	74,688
South Korean Won	4,047,816,000	United States Dollar	3,294,469	4/6/2022	44,703
United States Dollar	45,746,804	South Korean Won	56,084,188,000	4/6/2022	(518,826)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup
United States Dollar	10,367,177	South African Rand	150,920,000	4/6/2022	46,775
United States Dollar	2,166,700	Czech Koruna	47,923,677	4/6/2022	(3,678)
Canadian Dollar	21,934,011	United States Dollar	17,194,000	4/6/2022	350,911
United States Dollar	16,537,481	Canadian Dollar	21,033,284	4/6/2022	(286,942)
Australian Dollar	13,691,413	United States Dollar	9,982,000	4/6/2022	263,918
United States Dollar	1,086,628	Australian Dollar	1,508,000	4/6/2022	(41,878)
Mexican Peso	143,131,288	United States Dollar	6,804,900	4/6/2022	383,839
Indian Rupee	203,139,000	United States Dollar	2,633,425	4/6/2022	45,575
United States Dollar	15,162,416	Euro	13,854,893	4/6/2022	(167,054)
Euro	11,992,000	Swedish Krona	125,619,797	4/6/2022	(93,434)
Swedish Krona	127,956,232	Euro	12,095,971	4/6/2022	226,917
Swedish Krona	29,913,000	United States Dollar	3,239,309	4/6/2022	(57,567)
United States Dollar	61,482,866	British Pound	45,275,000	4/6/2022	2,010,622
Goldman Sachs
United States Dollar	3,990,000	Canadian Dollar	5,096,287	4/6/2022	(86,496)
New Zealand Dollar	5,440,000	United States Dollar	3,646,145	4/6/2022	123,851
New Zealand Dollar	5,877,693	United States Dollar	3,987,000	4/6/2022	86,323
United States Dollar	7,335,339	New Zealand Dollar	10,913,617	4/6/2022	(227,951)
United States Dollar	2,538,082	Brazilian Real	13,363,000	4/25/2022	(249,175)
Norwegian Krone	20,121,209	New Zealand Dollar	3,354,000	4/6/2022	(39,019)
New Zealand Dollar	12,299,608	Norwegian Krone	72,601,000	4/6/2022	277,839
New Zealand Dollar	12,344,662	British Pound	6,088,794	4/6/2022	556,918
Mexican Peso	137,093,578	United States Dollar	6,530,100	4/6/2022	355,396
United States Dollar	45,475,438	Mexican Peso	958,610,000	4/6/2022	(2,670,550)
United States Dollar	3,429,000	Swedish Krona	31,324,601	4/6/2022	97,111

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs(continued)
United States Dollar	84,700,295	Canadian Dollar	107,163,000	4/6/2022	(1,018,878)
United States Dollar	6,789,718	British Pound	5,000,000	4/6/2022	221,828
United States Dollar	9,387,949	Malaysian Ringgit	39,420,000	4/6/2022	14,653
Euro	23,387,706	United States Dollar	25,899,000	4/6/2022	(22,141)
United States Dollar	16,300,782	Euro	14,869,973	4/6/2022	(151,802)
United States Dollar	8,676,706	Australian Dollar	11,991,755	4/6/2022	(297,279)
Australian Dollar	11,436,746	United States Dollar	8,307,000	4/6/2022	251,646
HSBC
South Korean Won	21,758,150,000	United States Dollar	17,758,131	4/6/2022	190,859
British Pound	2,777,226	United States Dollar	3,629,000	4/6/2022	19,103
United States Dollar	38,139,720	British Pound	28,500,000	4/6/2022	702,747
Australian Dollar	17,829,679	United States Dollar	12,961,000	4/6/2022	381,774
United States Dollar	25,922,001	Australian Dollar	36,043,376	4/6/2022	(1,050,926)
New Zealand Dollar	9,564,619	United States Dollar	6,668,000	4/6/2022	(39,585)
United States Dollar	6,668,000	New Zealand Dollar	9,644,695	4/6/2022	(15,909)
Canadian Dollar	33,101,582	United States Dollar	26,046,000	4/6/2022	431,798
United States Dollar	26,046,000	Canadian Dollar	32,940,118	4/6/2022	(302,644)
Euro	26,095,221	United States Dollar	28,756,000	4/6/2022	116,535
United States Dollar	13,207,000	Euro	11,888,616	4/6/2022	53,079
British Pound	6,002,000	New Zealand Dollar	11,847,444	4/6/2022	(326,349)
New Zealand Dollar	11,782,886	British Pound	5,870,999	4/6/2022	453,689
J.P. Morgan Securities
Taiwan Dollar	131,297,000	United States Dollar	4,640,618	4/6/2022	(58,134)
United States Dollar	4,591,125	Taiwan Dollar	131,297,000	4/6/2022	8,641
Chilean Peso	1,646,971,000	United States Dollar	2,033,674	4/6/2022	57,551

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
J.P. Morgan Securities(continued)
United States Dollar	2,568,000	British Pound	1,957,281	4/6/2022	(3,041)
United States Dollar	13,207,000	Mexican Peso	276,353,398	4/6/2022	(672,792)
Australian Dollar	3,838,362	United States Dollar	2,825,000	4/6/2022	47,424
Euro	11,518,000	New Zealand Dollar	18,340,468	4/6/2022	33,659
United States Dollar	82,682,356	Chinese Yuan Renminbi	524,160,000	4/6/2022	233,126
Norwegian Krone	122,267,926	New Zealand Dollar	20,388,000	4/6/2022	(242,080)
New Zealand Dollar	11,920,000	Norwegian Krone	71,636,625	4/6/2022	124,298
British Pound	5,880,000	New Zealand Dollar	11,933,589	4/6/2022	(546,306)
South Korean Won	15,967,462,000	United States Dollar	13,048,297	4/6/2022	123,770
United States Dollar	19,472,809	South Korean Won	23,959,085,000	4/6/2022	(291,802)
Brazilian Real	49,310,000	United States Dollar	9,680,205	4/6/2022	657,584
United States Dollar	8,577,131	Brazilian Real	44,179,000	4/6/2022	(684,950)
United States Dollar	7,192,069	Singapore Dollar	9,780,000	4/6/2022	(23,505)
Australian Dollar	4,385,547	United States Dollar	3,288,000	5/10/2022	(4,444)
Euro	25,000,000	United States Dollar	27,298,988	4/6/2022	361,762
United States Dollar	674,872,702	Euro	588,193,468	4/6/2022	24,077,806
British Pound	3,130,072	United States Dollar	4,185,000	4/6/2022	(73,407)
Gross Unrealized Appreciation					46,223,978
Gross Unrealized Depreciation					(10,630,210)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
BNY Mellon Global Fixed Income Fund

March 31, 2022 (Unaudited)

Centrally Cleared Credit Default Swaps
Reference Obligation	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized (Depreciation)($)
Purchased Contracts:[1]
Markit CDX North America High Yield Index Series 37Paid Fixed Rate of 5.00% 3 Month	12/20/2026	129,470,000	(8,402,681)	(8,390,501)	(12,180)
Gross Unrealized Depreciation				(12,180)

1 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Global Fixed Income Fund

March 31, 2022 (Unaudited)

The following is a summary of the inputs used as of March 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	215,177,350	-	215,177,350
Collateralized Loan Obligations	-	117,027,965	-	117,027,965
Commercial Mortgage-Backed	-	177,721,081	-	177,721,081
Corporate Bonds	-	595,196,271	-	595,196,271
Foreign Governmental	-	1,050,344,558	-	1,050,344,558
Investment Companies	244,124,893	-	-	244,124,893
U.S. Government Agencies Collateralized Mortgage Obligations	-	49,112,976	-	49,112,976
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	11,864,584	-	11,864,584
U.S. Treasury Securities	-	207,596,198	-	207,596,198
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	46,223,978	-	46,223,978
Futures††	15,946,027	-	-	15,946,027
Options Purchased	-	2,435,342	-	2,435,342
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(10,630,210)	-	(10,630,210)
Futures††	(10,260,762)	-	-	(10,260,762)
Options Written	-	(2,635,327)	-	(2,635,327)
Swap Agreements††	-	(12,180)	-	(12,180)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at March 31, 2022 are set forth in the Statement of Swap Agreements.

At March 31, 2022, accumulated net unrealized depreciation on investments was $129,965,900, consisting of $22,882,397 gross unrealized appreciation and $152,848,297 gross unrealized depreciation.

At March 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.